Loss per Share Attributable to Ordinary Equity Holders of the Parent - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Basic Earnings Per Share [Abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (172,483)	$ (179,104)
Weighted average number of ordinary shares in issue during the period used in the basic earnings per share calculation	271,684,977	207,775,944